Leases - Future minimum payments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Maturities of lease liabilities were as follows:
2023		¥ 0	¥ 10,452
2024		8,185	323
2025		3,552	0
2026		444	0
2027		444	0
2028		444	0
Thereafter		5,172	0
Total undiscounted lease payments		18,241	10,775
Less: imputed interest		(3,201)	(160)
Total present value of lease liabilities		¥ 15,040	¥ 10,615
Operating lease expenses	¥ 41,902